Leases - Components of Lease Expense (Detail) - Rocket Lab USA, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Leased Assets [Line Items]
Operating lease costs	$ 2,552	$ 2,752
Finance lease costs:
Amortization of right-of-use assets	583	50
Interest on lease liabilities	95	9
Total finance lease costs	$ 678	$ 59